Note 3 - Discontinued Operations (Details Textual) - USD ($)		12 Months Ended
	Oct. 09, 2018	Mar. 31, 2019	Mar. 31, 2018
Effect of LIFO Inventory Liquidation on Income		$ 28,700,000	$ 0
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Divestiture of Businesses, Net of Cash Divested, Total	$ 63,326,000
Disposal Group, Including Discontinued Operation, Revenue, Percent		15.00%
Effect of LIFO Inventory Liquidation on Income		$ 24,211,000
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member] | Plant and Equipment [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		51,446,000
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member] | Bins [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		4,975,000
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member] | Employee Severance [Member]
Restructuring Costs, Total		$ 3,746,000